Intelligent Real Estate ETF
Schedule of Investments
October 31, 2025 (Unaudited)
COMMON STOCKS - 99.7%	Shares	Value
Financial Services - 2.5%
IREN Ltd.(a)	617	$37,483

Industrial Products - 2.0%
Vertiv Holdings Co. - Class A	153	29,508

Industrial Services - 9.0%
Uniti Group, Inc.(a)	23,012	132,549

Real Estate - 73.2%(b)
American Tower Corp. - REIT	451	80,720
Crown Castle, Inc. - REIT	880	79,394
Digital Core REIT Management Pte Ltd.	272,300	140,234
Digital Realty Trust, Inc. - REIT	835	142,292
Equinix, Inc. - REIT	178	150,590
First Industrial Realty Trust, Inc. - REIT	1,278	70,648
Iron Mountain, Inc. - REIT	691	71,138
Keppel DC REIT	38,500	70,702
Prologis, Inc. - REIT	573	71,104
Rexford Industrial Realty, Inc. - REIT	1,698	70,161
SBA Communications Corp. - Class A - REIT	352	67,401
STAG Industrial, Inc. - Class A - REIT	1,888	72,254
		1,086,638

Renewable Energy - 2.0%
NEXTracker, Inc. - Class A(a)	293	29,657

Software & Tech Services - 2.7%
Nebius Group NV - Class A(a)	308	40,292

Tech Hardware & Semiconductors - 2.0%
Arista Networks, Inc.(a)	188	29,646

Telecommunications - 6.3%
Applied Digital Corp.(a)	854	29,600
GDS Holdings Ltd. - Class A, ADR(a)	794	28,346
VNET Group, Inc. - Class A, ADR(a)	3,448	35,859
		93,805

TOTAL COMMON STOCKS (Cost $1,473,968)		1,479,578

SHORT-TERM INVESTMENTS - 14.6%
Money Market Funds - 14.6%	Shares	Value
First American Government Obligations Fund - Class X, 4.03%(c)	216,440	$216,440

TOTAL SHORT-TERM INVESTMENTS (Cost $216,440)		216,440

TOTAL INVESTMENTS - 114.3% (Cost $1,690,408)		$1,696,018
Liabilities in Excess of Other Assets - (14.3)%		(212,374)
TOTAL NET ASSETS - 100.0%		$1,483,644

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	The rate shown represents the 7-day annualized effective yield as of October 31, 2025.